Shareholder Report	6 Months Ended
	Jul. 01, 2025	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Natixis ETF Trust II
Entity Central Index Key		0001728860
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000243076
Shareholder Report [Line Items]
Fund Name		Natixis Loomis Sayles Focused Growth ETF
Trading Symbol		LSGR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis Loomis Sayles Focused Growth ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Loomis Sayles Focused Growth ETF	$30	0.59%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.59%
AssetsNet		$ 395,030,322
Holdings Count | Holding		22
Advisory Fees Paid, Amount		$ 766,529
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$395,030,322
  # of Portfolio Holdings (including overnight repurchase agreements)22
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$766,529

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.6%
Health Care Equipment & Supplies	3.0%
Beverages	3.9%
Aerospace & Defense	3.9%
Financial Services	4.3%
Biotechnology	5.5%
Automobiles	5.9%
Broadline Retail	7.2%
Entertainment	9.4%
Semiconductors & Semiconductor Equipment	13.9%
Interactive Media & Services	16.1%
Software	19.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	13.9%
Meta Platforms, Inc., Class A	9.9%
Amazon.com, Inc.	7.2%
Netflix, Inc.	6.7%
Alphabet, Inc., Class A	6.3%
Tesla, Inc.	5.9%
Microsoft Corp.	4.9%
Oracle Corp.	4.8%
Autodesk, Inc.	4.4%
Visa, Inc., Class A	4.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000220375
Shareholder Report [Line Items]
Fund Name		Natixis Vaughan Nelson Select ETF
Trading Symbol		VNSE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Natixis Vaughan Nelson Select ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Vaughan Nelson Select ETF	$41	0.80%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.80%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 13,262,139
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$13,262,139
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.6%
Capital Markets	3.0%
Trading Companies & Distributors	3.2%
Specialty Retail	3.3%
Pharmaceuticals	3.3%
Electrical Equipment	3.3%
Consumer Finance	3.4%
Chemicals	3.4%
Financial Services	4.2%
Banks	4.3%
Oil, Gas & Consumable Fuels	4.4%
Broadline Retail	6.5%
Entertainment	6.9%
Interactive Media & Services	10.2%
Software	11.5%
Semiconductors & Semiconductor Equipment	15.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.7%
Meta Platforms, Inc., Class A	5.6%
Alphabet, Inc., Class A	4.5%
Spotify Technology SA	4.5%
JPMorgan Chase & Co.	4.3%
Berkshire Hathaway, Inc., Class B	4.2%
ServiceNow, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]		Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments